Formidable ETF

Schedule of Investments

December 31, 2023 (unaudited)

		Shares	Value
82.77%	COMMON STOCK
2.53%	COMMUNICATION SERVICES
	TEGNA, Inc.	47,506	$726,842

2.73%	CONSUMER DISCRETIONARY
	Capri Holdings Ltd. ADR(A)	8,781	441,157
	PetMed Express, Inc.(A)	45,202	341,727
			782,884

8.17%	CONSUMER STAPLES
	British American Tobacco plc. ADR	31,816	931,891
	Altria Group, Inc.	35,057	1,414,199
			2,346,090

16.89%	ENERGY
	Baytex Energy Corp. ADR	224,432	745,114
	Alliance Resource Partners LP	37,861	801,896
	Delek US Holdings, Inc.	15,176	391,541
	Energy Transfer LP	74,767	1,031,785
	Pioneer Natural Resources	3,394	763,243
	Sitio Royalties Corp., Class A	32,158	756,035
	Williams Cos., Inc.	10,313	359,202
			4,848,816

9.78%	FINANCIALS
	Acacia Research Corp.(A)	533,444	2,091,100
	PayPal Holdings, Inc.(A)	11,668	716,532
			2,807,632

10.32%	HEALTH CARE
	Mereo BioPharma Group plc. ADR(A)	319,390	737,791
	Royalty Pharma Plc ADR	32,901	924,189
	BioAtla, Inc.(A)	154,246	379,445
	CytomX Therapeutics, Inc.(A)	306,107	474,466
	Pfizer, Inc.	15,517	446,734
			2,962,625

9.28%	INDUSTRIALS
	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	1,277	375,783
	Flux Power Holdings, Inc.(A)	454,260	1,867,009
	Spirit Airlines, Inc.	25,796	422,796
			2,665,588

12.47%	MATERIALS
	Lithium Americas Corp. Argentina ADR(A)	94,372	596,431
	Lithium Americas Corp. ADR(A)	82,413	527,443
	SilverCrest Metals, Inc. ADR(A)	76,042	498,075
	Wheaton Precious Metals Corp. ADR	21,834	1,077,290
	Newmont Goldcorp Corp.	21,283	880,903
			3,580,142

3.43%	REAL ESTATE
	American Tower Corporate REIT	1,794	387,289
	Sun Communities, Inc.	4,477	598,351
			985,640

7.17%	UTILITIES
	Algonquin Power & Utilities Corp. ADR	101,075	638,794
	Brookfield Infrastructure Partners LP ADR	26,262	826,990
	NextEra Energy Partners LP	19,475	592,235
			2,058,019

82.77%	TOTAL COMMON STOCK		23,764,278

13.06%	DEBT SECURITIES
13.06%	TREASURIES
	US T-BILL 03/21/2024 0.000%(A)	1,175,000	1,161,642
	US T-BILL 04/04/2024 0.000%(A)	1,446,000	1,426,610
	US T-BILL 06/20/2024 0.000%(A)	1,190,000	1,161,645

13.06%	TOTAL TREASURIES		3,749,897

13.06%	TOTAL DEBT SECURITIES		$3,749,897

Formidable ETF

Schedule of Investments - continued

December 31, 2023 (unaudited)

0.98%	OPTIONS

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
0.98%	OPTIONS PURCHASED

0.98%	PUT
	iShares iBoxx High Yield Corporate Bond ETF	1,000	77,390	74	01/18/2024	$3,000
	iShares iBoxx High Yield Corporate Bond ETF	500	38,695	75	01/18/2024	2,500
	iShares iBoxx High Yield Corporate Bond ETF	500	38,695	76	01/18/2024	6,000
	iShares iBoxx High Yield Corporate Bond ETF	250	19,348	755	01/25/2024	2,250
	iShares iBoxx High Yield Corporate Bond ETF	500	38,695	73	02/15/2024	240,000
	iShares Russell 2000 ETF	100	20,071	174	01/18/2024	1,300
	iShares Russell 2000 ETF	50	10,036	175	01/18/2024	700
	iShares Russell 2000 ETF	50	10,036	176	01/18/2024	700
	iShares Russell 2000 ETF	100	20,071	186	01/18/2024	3,800
	iShares Russell 2000 ETF	220	44,156	190	01/25/2024	22,440
	iShares Russell 2000 ETF	125	25,089	17	12/28/2023	125
						282,815

0.98%	TOTAL OPTIONS PURCHASED					282,815

0.98%	TOTAL OPTIONS					282,815

96.81%	TOTAL INVESTMENTS					27,796,990
3.19%	Assets net of liabilities					915,261
100.00%	NET ASSETS					$28,712,251

Formidable ETF

Schedule of Investments - continued

December 31, 2023 (unaudited)

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
(0.59%)	OPTIONS WRITTEN
(0.58%)	CALL
	American Tower Corporate REIT	(17)	(3,670)	230	02/15/2024	$(4,420)
	Grupo Aeroportuario del Sureste S.A.B. de C.V.	(12)	(3,531)	300	02/15/2024	(15,060)
	BioAtla, Inc.	(1,210)	(2,977)	25	01/18/2024	(25,410)
	BioAtla, Inc.	(101)	(248)	5	02/15/2024	(505)
	Brookfield Infrastructure Partners LP	(80)	(2,519)	30	01/18/2024	(14,600)
	Baytex Energy Corp.	(650)	(2,158)	5	01/18/2024	(1,300)
	British American Tobacco plc.	(100)	(2,929)	31	01/18/2024	(500)
	CytomX Therapeutics, Inc.	(500)	(775)	25	02/15/2024	(5,000)
	Delek US Holdings, Inc.	(40)	(1,032)	325	01/18/2024	(1,800)
	Energy Transfer LP	(200)	(2,760)	15	01/18/2024	(400)
	Lithium Americas Corp. Argentina	(200)	(1,264)	75	01/18/2024	(1,000)
	Lithium Americas Corp. Argentina	(225)	(1,422)	75	02/15/2024	(3,375)
	Lithium Americas Corp.	(100)	(640)	8	01/25/2024	(1,000)
	Lithium Americas Corp.	(205)	(1,312)	9	12/28/2023	(2,050)
	Mereo BioPharma Group plc.	(3,193)	(7,376)	25	01/18/2024	(63,860)
	Newmont Goldcorp Corp.	(50)	(2,070)	47	01/25/2024	(800)
	NextEra Energy Partners LP	(30)	(912)	27	01/04/2024	(10,800)
	NextEra Energy Partners LP	(45)	(1,368)	34	01/18/2024	(1,350)
	PetMed Express, Inc.	(200)	(1,512)	10	01/18/2024	(1,000)
	Pfizer, Inc.	(50)	(1,440)	30	01/25/2024	(1,600)
	Pioneer Natural Resources	(10)	(2,249)	250	12/28/2023	(1,500)
	PayPal Holdings, Inc.	(15)	(921)	67.5	01/18/2024	(570)
	PayPal Holdings, Inc.	(25)	(1,535)	70	01/18/2024	(550)
	Royalty Pharma Plc	(100)	(2,809)	30	01/18/2024	(2,500)
	Sitio Royalties Corp., Class A	(100)	(2,351)	25	01/18/2024	(1,700)
	TEGNA, Inc.	(200)	(3,060)	17	01/18/2024	(1,000)
	Williams Cos., Inc.	(30)	(1,045)	38	02/01/2024	(1,200)
	Wheaton Precious Metals Corp.	(40)	(1,974)	56	01/25/2024	(600)
	Wheaton Precious Metals Corp.	(40)	(1,974)	57	02/01/2024	(800)
						(166,250)

(0.01%)	PUT
	iShares Russell 2000 ETF	(110)	(22,078)	180	01/25/2024	(3,300)

(0.59%)	TOTAL OPTIONS WRITTEN					$(169,550)

(A)Non-income producing

(B)Effective 7 day yield as of December 31, 2023

See Notes to Schedule of Investments

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2023:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
COMMON STOCKS	$23,764,278	$—	$—	$23,764,278
TREASURIES	$3,749,897			$3,749,897
OPTIONS PURCHASED		$282,815	—	$282,815
TOTAL INVESTMENTS	$27,514,175	$282,815	$—	$27,796,990
OPTIONS WRITTEN	$—	$(169,550)	$—	$(169,550)

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended December 31, 2023

At December 31, 2023 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $30,668,956 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,687,649
Gross unrealized depreciation	(4,729,165)
Net unrealized appreciation	$(3,041,516)

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